Quarterly Financial Data	12 Months Ended
Apr. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

(in 000s, except per share amounts)
	Fiscal Year 2018	Apr 30, 2018	Jan 31, 2018	Oct 31, 2017	Jul 31, 2017
Revenues	$3,159,931	$2,392,849	$488,426	$140,854	$137,802
Income (loss) from continuing operations before taxes (benefit)	$668,732	$1,231,021	$(120,805)	$(236,265)	$(205,219)
Income taxes (benefit)	41,823	85,057	122,120	(87,953)	(77,401)
Net income (loss) from continuing operations	626,909	1,145,964	(242,925)	(148,312)	(127,818)
Net loss from discontinued operations	(13,760)	(3,037)	(2,720)	(5,254)	(2,749)
Net income (loss)	$613,149	$1,142,927	$(245,645)	$(153,566)	$(130,567)
Basic earnings (loss) per share:
Continuing operations	$2.99	$5.47	$(1.16)	$(0.71)	$(0.62)
Discontinued operations	(0.06)	(0.02)	(0.02)	(0.03)	(0.01)
Consolidated	$2.93	$5.45	$(1.18)	$(0.74)	$(0.63)
Diluted earnings (loss) per share:
Continuing operations	$2.98	$5.43	$(1.16)	$(0.71)	$(0.62)
Discontinued operations	(0.07)	(0.01)	(0.02)	(0.03)	(0.01)
Consolidated	$2.91	$5.42	$(1.18)	$(0.74)	$(0.63)

(in 000s, except per share amounts)
	Fiscal Year 2017	Apr 30, 2017	Jan 31, 2017	Oct 31, 2016	Jul 31, 2016
Revenues	$3,036,314	$2,327,915	$451,882	$131,332	$125,185
Income (loss) from continuing operations before taxes (benefit)	$629,287	$1,211,903	$(150,598)	$(228,469)	$(203,549)
Income taxes (benefit)	208,370	425,333	(49,386)	(85,054)	(82,523)
Net income (loss) from continuing operations	420,917	786,570	(101,212)	(143,415)	(121,026)
Net loss from discontinued operations	(11,972)	(3,218)	(3,302)	(2,805)	(2,647)
Net income (loss)	$408,945	$783,352	$(104,514)	$(146,220)	$(123,673)
Basic earnings (loss) per share:
Continuing operations	$1.97	$3.79	$(0.49)	$(0.67)	$(0.55)
Discontinued operations	(0.05)	(0.02)	(0.01)	(0.01)	(0.01)
Consolidated	$1.92	$3.77	$(0.50)	$(0.68)	$(0.56)
Diluted earnings (loss) per share:
Continuing operations	$1.96	$3.76	$(0.49)	$(0.67)	$(0.55)
Discontinued operations	(0.05)	(0.01)	(0.01)	(0.01)	(0.01)
Consolidated	$1.91	$3.75	$(0.50)	$(0.68)	$(0.56)

Because most of our clients file their tax returns during the period from January through April of each year, a substantial majority of our revenues from income tax return preparation and related services and products are earned during this period. As a result, we generally operate at a loss through the first three quarters of our fiscal year. Income tax expense (benefit) for the quarters ended January 31, 2018 and April 30, 2018 were significantly impacted by Tax Legislation. See note 9 for further discussion.
The accumulation of four quarters in fiscal years 2018 and 2017 for earnings per share may not equal the related per share amounts for the years ended April 30, 2018 and 2017 due to the timing of the exercise of stock options and lapse of certain restrictions on nonvested shares and share units and deferred stock units and the antidilutive effect of stock options and nonvested shares and share units in the first three quarters for those years.
Information regarding H&R Block's common stock prices and dividends for fiscal years 2018 and 2017 is as follows:

	Fiscal Year	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Fiscal Year 2018:
Dividends paid per share	$0.96	$0.24	$0.24	$0.24	$0.24
Stock price range:
High	$31.80	$29.47	$29.16	$31.80	$31.70
Low	23.59	23.80	23.59	24.59	24.55
Fiscal Year 2017:
Dividends paid per share	$0.88	$0.22	$0.22	$0.22	$0.22
Stock price range:
High	$24.95	$24.82	$24.06	$24.95	$24.53
Low	19.18	19.85	20.91	20.58	19.18